Derivative Financial Instruments (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Oct. 31, 2019
Derivative liabilities	$ 283,000		$ 283,000			$ 400,000
Derivative liabilities conversion features	293,000		293,000			400,139	$ 565,195
Decrease in fair value of derivatives			283,000			19,491
Gain on Extiguishment Debt	286,000		286,000		$ 41,000
Note [Member]
Derivative liabilities conversion features	$ 462,000		$ 462,000			$ 565,195
Minimum [Member]
Price per share discount percent	39.00%		39.00%			39.00%
Maximum [Member]
Price per share discount percent	50.00%		50.00%			40.00%